Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 24, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 28, 2011
Niemann Tactical Return Fund (Prospectus Summary) | Niemann Tactical Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCMTX
Niemann Tactical Return Fund (Prospectus Summary) | Niemann Tactical Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCMCX

Niemann Tactical Return Fund (Prospectus Summary) | Niemann Tactical Return Fund
NIEMANN TACTICAL RETURN FUND
Investment Objective
The Niemann Tactical Return Fund (the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold
Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the "Class A Shares" section on page 14 of the Fund's statutory Prospectus and the "Breakpoints/Volume
Discounts and Sales Charge Waivers" section on page 29 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Niemann Tactical Return Fund	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held 90 days or less)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Niemann Tactical Return Fund		Class A	Class C
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%
Shareholder Servicing Plan Fees		0.50%	0.50%
Other Expenses (includes Shareholder Servicing Plan Fees)		4.25%	3.80%
Acquired Fund Fees and Expenses	[1]	0.43%	0.43%
Total Annual Fund Operating Expenses		5.93%	6.23%
Less: Fee Waiver and Expense Reimbursement	[2]	(3.75%)	(3.30%)
Net Annual Fund Operating Expenses		2.18%	2.93%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Waiver in the Financial Highlights, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
[2]	Niemann Capital Management, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and/or pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.75% of average daily net assets of the Fund's Class A shares and 2.50% of average daily net assets of the Fund's Class C shares (the "Expense Caps"). The Expense Caps will remain in effect through at least June 28, 2012, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of the period:
Expense Example Niemann Tactical Return Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	710	1,858	2,984	5,710
Class C	396	1,552	2,778	5,712

If you do not redeem your shares at the end of the period:
Expense Example, No Redemption Niemann Tactical Return Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	710	1,858	2,984	5,710
Class C	296	1,552	2,778	5,712

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 433.73% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will typically invest in a broad universe of equity securities of issuers of any size market capitalization, exchange-traded funds ("ETFs") and mutual funds that invest in fixed-income, money market and equity securities, and in exchange-traded notes ("ETNs").
The types of equity securities in which the Fund will directly invest include common stocks, preferred stocks, and American Depositary Receipts ("ADRs").
In addition to investing in ADRs, the Fund may invest in foreign securities
(including those from emerging markets) that trade on U.S. exchanges and through its investments in mutual funds and ETFs. The Fund may also invest in mutual funds that hold options, warrants and futures and in ETFs and commodity pools that invest in commodities.

The Advisor uses an active allocation strategy to directly respond to movements in the market by identifying whether a security is strengthening or weakening within its market sector. Market sectors are defined as collections of securities based on a common characteristic. Those common characteristics can be based on asset class, (e.g., fixed-income or equity), industry group or sector, value or growth, international or domestic or even market capitalization.
The Advisor performs trend analysis to confirm the identification, and then purchases securities that are strengthening or are in a market sector that is gaining strength. Therefore, the Fund has discretion to invest in any market sector depending on market conditions and the Advisor's analysis.

The factors used to determine whether to purchase or sell a security are based on a proprietary system developed by the Advisor. First, the Advisor employs quantitative analysis to assess data over a number of distinct timeframes. In considering each of these periods of time, investment opportunities are analyzed and scored for both positive and negative characteristics. For example, an investment opportunity is rewarded for such things as: low volatility relative to its peers, upward movement during a flat market, completing a time period above its moving average, or for an upward trend that bridges more than one timeframe. Conversely, an investment opportunity is penalized for: above-average volatility relative to its peers, negative returns in a flat market, or completing a time period below its moving average. In summary, the negatives and positives are combined to determine an individual investment opportunity's score. Subsequently, this score is utilized to rank each investment opportunity in descending priority order.

The Fund expects that it will invest, under normal circumstances:

1.  From 0% to 100% in equity securities that trade on U.S. exchanges, including
    ETFs and mutual funds that invest in domestic and international equity securities, including emerging market equity securities; and

2.  From 0% to 100% in ETFs and mutual funds that invest in fixed-income securities of any maturity and any credit quality, and in ETNs.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. Investing in fewer issuers makes a fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund's share price to be more volatile than the share price of a diversified fund.

The Fund's strategy is to reduce portfolio risk and overall loss while seeking to achieve superior returns to its benchmark over a complete market cycle. The benchmark for this portfolio is a combination of one-third of the Russell 3000®
Index, which represents a broad-based universe of U.S. equities, one-third of the Barclays Capital Global Aggregate Bond Index, which represents a broad-based measure of the global investment-grade fixed-income markets, and one-third of the MSCI EAFE Index, which represents a broad-based view of international equity markets.

The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, money market mutual funds or inverse mutual fund or ETF positions for temporary defensive purposes in response to adverse market, economic or political conditions or based on the
Advisor's analysis.

The Advisor will sell a security if, based on the outcome of its proprietary investment process, it has shown a consistent and substantial drop in its ranking over multiple time periods. The Advisor's active allocation strategy is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the
Fund. The following principal risks could affect the value of your investment:

·  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities. The
   Fund's Advisor has limited experience managing a mutual fund.

·  Equity Market Risk. Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the
   Fund.

·  ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

·  ETN Risk. ETNs are notes representing unsecured debt of the issuer. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity.

·  Credit Risk. The issuers of the bonds and other debt securities held by the underlying mutual funds and ETFs in which the Fund invests may not be able to make interest or principal payments.

·  Interest Rate Risk. In general, the value of bonds and other debt securities held by underlying mutual funds, ETFs and ETNs falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

·  Inflation Risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund's assets can decline as can the value of a Fund's distributions.

·  High-Yield Securities Risk. The debt securities held by underlying mutual funds and ETFs that are rated below investment grade (i.e. "junk bonds") are subject to additional risk factors such as increase possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

·  Foreign Securities Risk. The Fund may invest directly in foreign securities that trade on U.S. exchanges and through its investments in underlying mutual funds and ETFs. Foreign securities are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than
   U.S. securities, which could affect the Fund's investments.

·  Emerging Markets Risk. The Fund may invest directly in emerging market securities that trade on U.S. exchanges and through its investments in underlying mutual funds and ETFs. Emerging markets may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in more developed foreign countries.

·  Newer Fund Risk. The Fund is relatively new with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

·  Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund and the Fund's share price may therefore be more volatile than the share price of a diversified fund.

·  Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

·  Defensive Position Risk. If the Fund takes a temporary defensive position in response to adverse conditions, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

·  Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of short-term capital gains than if the Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws. When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.ncmfunds.net or by calling the Fund toll-free at
1-877-626-6080.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 28, 2011
Niemann Tactical Return Fund (Prospectus Summary) | Niemann Tactical Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	NIEMANN TACTICAL RETURN FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Niemann Tactical Return Fund (the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the "Class A Shares" section on page 14 of the Fund's statutory Prospectus and the "Breakpoints/Volume
Discounts and Sales Charge Waivers" section on page 29 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 433.73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	433.73%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of the period:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares at the end of the period:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will typically invest in a broad universe of equity securities of issuers of any size market capitalization, exchange-traded funds ("ETFs") and mutual funds that invest in fixed-income, money market and equity securities, and in exchange-traded notes ("ETNs").
The types of equity securities in which the Fund will directly invest include common stocks, preferred stocks, and American Depositary Receipts ("ADRs").
In addition to investing in ADRs, the Fund may invest in foreign securities
(including those from emerging markets) that trade on U.S. exchanges and through its investments in mutual funds and ETFs. The Fund may also invest in mutual funds that hold options, warrants and futures and in ETFs and commodity pools that invest in commodities.

The Advisor uses an active allocation strategy to directly respond to movements in the market by identifying whether a security is strengthening or weakening within its market sector. Market sectors are defined as collections of securities based on a common characteristic. Those common characteristics can be based on asset class, (e.g., fixed-income or equity), industry group or sector, value or growth, international or domestic or even market capitalization.
The Advisor performs trend analysis to confirm the identification, and then purchases securities that are strengthening or are in a market sector that is gaining strength. Therefore, the Fund has discretion to invest in any market sector depending on market conditions and the Advisor's analysis.

The factors used to determine whether to purchase or sell a security are based on a proprietary system developed by the Advisor. First, the Advisor employs quantitative analysis to assess data over a number of distinct timeframes. In considering each of these periods of time, investment opportunities are analyzed and scored for both positive and negative characteristics. For example, an investment opportunity is rewarded for such things as: low volatility relative to its peers, upward movement during a flat market, completing a time period above its moving average, or for an upward trend that bridges more than one timeframe. Conversely, an investment opportunity is penalized for: above-average volatility relative to its peers, negative returns in a flat market, or completing a time period below its moving average. In summary, the negatives and positives are combined to determine an individual investment opportunity's score. Subsequently, this score is utilized to rank each investment opportunity in descending priority order.

The Fund expects that it will invest, under normal circumstances:

1.  From 0% to 100% in equity securities that trade on U.S. exchanges, including
    ETFs and mutual funds that invest in domestic and international equity securities, including emerging market equity securities; and

2.  From 0% to 100% in ETFs and mutual funds that invest in fixed-income securities of any maturity and any credit quality, and in ETNs.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. Investing in fewer issuers makes a fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund's share price to be more volatile than the share price of a diversified fund.

The Fund's strategy is to reduce portfolio risk and overall loss while seeking to achieve superior returns to its benchmark over a complete market cycle. The benchmark for this portfolio is a combination of one-third of the Russell 3000®
Index, which represents a broad-based universe of U.S. equities, one-third of the Barclays Capital Global Aggregate Bond Index, which represents a broad-based measure of the global investment-grade fixed-income markets, and one-third of the MSCI EAFE Index, which represents a broad-based view of international equity markets.

The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, money market mutual funds or inverse mutual fund or ETF positions for temporary defensive purposes in response to adverse market, economic or political conditions or based on the
Advisor's analysis.

The Advisor will sell a security if, based on the outcome of its proprietary investment process, it has shown a consistent and substantial drop in its ranking over multiple time periods. The Advisor's active allocation strategy is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the
Fund. The following principal risks could affect the value of your investment:

·  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities. The
   Fund's Advisor has limited experience managing a mutual fund.

·  Equity Market Risk. Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the
   Fund.

·  ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

·  ETN Risk. ETNs are notes representing unsecured debt of the issuer. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity.

·  Credit Risk. The issuers of the bonds and other debt securities held by the underlying mutual funds and ETFs in which the Fund invests may not be able to make interest or principal payments.

·  Interest Rate Risk. In general, the value of bonds and other debt securities held by underlying mutual funds, ETFs and ETNs falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

·  Inflation Risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund's assets can decline as can the value of a Fund's distributions.

·  High-Yield Securities Risk. The debt securities held by underlying mutual funds and ETFs that are rated below investment grade (i.e. "junk bonds") are subject to additional risk factors such as increase possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

·  Foreign Securities Risk. The Fund may invest directly in foreign securities that trade on U.S. exchanges and through its investments in underlying mutual funds and ETFs. Foreign securities are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than
   U.S. securities, which could affect the Fund's investments.

·  Emerging Markets Risk. The Fund may invest directly in emerging market securities that trade on U.S. exchanges and through its investments in underlying mutual funds and ETFs. Emerging markets may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in more developed foreign countries.

·  Newer Fund Risk. The Fund is relatively new with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

·  Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund and the Fund's share price may therefore be more volatile than the share price of a diversified fund.

·  Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

·  Defensive Position Risk. If the Fund takes a temporary defensive position in response to adverse conditions, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

·  Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of short-term capital gains than if the Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws. When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund. The following principal risks could affect the value of your investment:
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.ncmfunds.net or by calling the Fund toll-free at
1-877-626-6080.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-626-6080
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ncmfunds.net
Niemann Tactical Return Fund (Prospectus Summary) | Niemann Tactical Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-06-30
Niemann Tactical Return Fund (Prospectus Summary) | Niemann Tactical Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-06-28
Niemann Tactical Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held 90 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.50%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	4.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.93%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.75%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,858
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,984
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,710
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	710
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,858
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,984
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,710
Niemann Tactical Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held 90 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.50%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	3.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.23%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.30%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	396
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,552
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,778
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,712
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	296
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,552
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,778
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,712

[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Waiver in the Financial Highlights, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
[2]	Niemann Capital Management, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and/or pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.75% of average daily net assets of the Fund's Class A shares and 2.50% of average daily net assets of the Fund's Class C shares (the "Expense Caps"). The Expense Caps will remain in effect through at least June 28, 2012, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.